VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Communication Services: 4.7%
27,415	(1)	IAC/InterActiveCorp	$3,571,900	0.9
118,728	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	5,636,018	1.4
37,890	(1)	Liberty Broadband Corp. - Series C	6,543,603	1.6
466,097	(1)	Zynga, Inc. - Class A	3,509,711	0.8
			19,261,232	4.7

		Consumer Discretionary: 10.8%
3,680	(1)	Autozone, Inc.	6,248,603	1.5
40,040		Best Buy Co., Inc.	4,232,628	1.1
35,840		Carter's, Inc.	3,485,082	0.9
13,620		Darden Restaurants, Inc.	2,063,021	0.5
12,420	(1)	Expedia Group, Inc.	2,035,638	0.5
121,780		Gap, Inc.	2,764,406	0.7
19,290		Genuine Parts Co.	2,338,527	0.6
59,411		Kohl's Corp.	2,797,664	0.7
89,480	(1)	LKQ Corp.	4,502,634	1.1
17,700	(1)	Mohawk Industries, Inc.	3,139,980	0.8
188,916		Newell Brands, Inc.	4,182,600	1.0
30,700		Ralph Lauren Corp.	3,408,928	0.8
68,350		Tapestry, Inc.	2,530,317	0.6
			43,730,028	10.8

		Consumer Staples: 3.9%
14,320		Constellation Brands, Inc.	3,017,081	0.7
49,562		Energizer Holdings, Inc.	1,935,396	0.5
60,980		Keurig Dr Pepper, Inc.	2,083,077	0.5
68,710		Kroger Co.	2,777,945	0.7
32,710	(1)	Post Holdings, Inc.	3,603,334	0.9
72,920	(1)	US Foods Holding Corp.	2,527,407	0.6
			15,944,240	3.9

		Energy: 4.5%
293,230		Cabot Oil & Gas Corp.	6,380,685	1.6
67,684		Diamondback Energy, Inc.	6,407,644	1.6
208,580		Williams Cos., Inc.	5,410,565	1.3
			18,198,894	4.5

		Financials: 22.4%
3,273	(1)	Alleghany Corp.	2,043,694	0.5
27,000		Ameriprise Financial, Inc.	7,131,240	1.8
48,210	(1)	Arch Capital Group Ltd.	1,840,658	0.5
110,390		Citizens Financial Group, Inc.	5,186,122	1.3
37,850		Discover Financial Services	4,649,872	1.1
163,480		Fifth Third Bancorp	6,938,091	1.7
59,550		Hartford Financial Services Group, Inc.	4,183,387	1.0
462,925		Huntington Bancshares, Inc.	7,156,821	1.8
48,010		Lincoln National Corp.	3,300,688	0.8
112,682		Loews Corp.	6,076,940	1.5
40,463		M&T Bank Corp.	6,042,744	1.5
134,030		MGIC Investment Corp.	2,005,089	0.5
42,540		Northern Trust Corp.	4,586,237	1.1
26,940		Progressive Corp.	2,435,107	0.6
53,465		Raymond James Financial, Inc.	4,933,750	1.2
239,780		Regions Financial Corp.	5,109,712	1.3
12,120		RenaissanceRe Holdings Ltd.	1,689,528	0.4
54,033		State Street Corp.	4,577,676	1.1
23,670		T. Rowe Price Group, Inc.	4,655,889	1.2
39,005		WR Berkley Corp.	2,854,386	0.7
53,710		Zions Bancorp NA	3,324,112	0.8
			90,721,743	22.4

		Health Care: 6.6%
38,380		AmerisourceBergen Corp.	4,584,491	1.1
44,040	(1)	Henry Schein, Inc.	3,354,086	0.8
3,520		Humana, Inc.	1,369,808	0.3
15,380	(1)	Jazz Pharmaceuticals PLC	2,002,630	0.5
20,760	(1)	Laboratory Corp. of America Holdings	5,842,695	1.5
32,390		Universal Health Services, Inc.	4,481,804	1.1
34,320		Zimmer Biomet Holdings, Inc.	5,023,075	1.3
			26,658,589	6.6

		Industrials: 12.9%
28,461		Acuity Brands, Inc.	4,934,284	1.2
30,190		Ametek, Inc.	3,743,862	0.9
25,500		Carlisle Cos., Inc.	5,069,145	1.3
59,990		Fortune Brands Home & Security, Inc.	5,364,306	1.3
27,920		Hubbell, Inc.	5,044,306	1.3
14,040		IDEX Corp.	2,905,578	0.7
51,060		ITT, Inc.	4,382,990	1.1
39,220		Leidos Holdings, Inc.	3,770,219	0.9
31,960		Lincoln Electric Holdings, Inc.	4,116,128	1.0
21,520	(1)	Middleby Corp.	3,669,375	0.9
17,281		Snap-On, Inc.	3,610,865	0.9
45,620	(1)	Southwest Airlines Co.	2,346,237	0.6
49,780		Timken Co.	3,256,608	0.8
			52,213,903	12.9

		Information Technology: 8.3%
63,990		Amphenol Corp.	4,685,988	1.2
23,040		Analog Devices, Inc.	3,858,739	1.0
18,160		CDW Corp.	3,305,483	0.8
97,632	(1)	CommScope Holding Co., Inc.	1,326,819	0.3
14,830	(1)	FleetCor Technologies, Inc.	3,874,634	1.0
11,069	(1)	Keysight Technologies, Inc.	1,818,526	0.4
26,100		Motorola Solutions, Inc.	6,063,552	1.5
149,640		NortonLifeLock, Inc.	3,785,892	0.9
46,170		SYNNEX Corp.	4,806,297	1.2
			33,525,930	8.3

		Materials: 4.9%
23,140		Celanese Corp. - Series A	3,485,809	0.9
92,600		Freeport-McMoRan, Inc.	3,012,278	0.7

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
11,450	Martin Marietta Materials, Inc.	$3,912,236	1.0
21,860	Packaging Corp. of America	3,004,438	0.7
86,480	Silgan Holdings, Inc.	3,317,373	0.8
97,970	Valvoline, Inc.	3,054,705	0.8
		19,786,839	4.9

	Real Estate: 11.0%
92,010	American Homes 4 Rent	3,507,421	0.9
15,830	AvalonBay Communities, Inc.	3,508,561	0.9
30,410	Boston Properties, Inc.	3,294,923	0.8
105,950	Brixmor Property Group, Inc.	2,342,555	0.6
54,420	(1) CBRE Group, Inc.	5,298,331	1.3
7,460	Essex Property Trust, Inc.	2,385,260	0.6
15,420	Federal Realty Investment Trust	1,819,406	0.4
48,253	JBG SMITH Properties	1,428,771	0.3
127,050	Kimco Realty Corp.	2,636,288	0.6
10,990	Mid-America Apartment Communities, Inc.	2,052,383	0.5
97,500	Rayonier, Inc.	3,478,800	0.9
29,350	Regency Centers Corp.	1,976,136	0.5
30,440	Rexford Industrial Realty, Inc.	1,727,470	0.4
10,610	Sun Communities, Inc.	1,963,911	0.5
30,610	Ventas, Inc.	1,689,978	0.4
104,300	Weyerhaeuser Co.	3,709,951	0.9
27,250	WP Carey, Inc.	1,990,340	0.5
		44,810,485	11.0

	Utilities: 7.5%
87,150	CMS Energy Corp.	5,205,469	1.3
51,270	Edison International	2,843,947	0.7
44,580	Entergy Corp.	4,427,240	1.1
90,905	National Fuel Gas Co.	4,774,331	1.2
16,690	Sempra Energy	2,111,285	0.5
58,710	WEC Energy Group, Inc.	5,178,222	1.3
93,610	Xcel Energy, Inc.	5,850,625	1.4
		30,391,119	7.5

	Total Common Stock
	(Cost $281,881,267)	395,243,002	97.5

SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
10,294,565	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $10,294,565)	10,294,565	2.5

	Total Short-Term Investments
	(Cost $10,294,565)	10,294,565	2.5

	Total Investments in Securities (Cost $292,175,832)	$405,537,567	100.0
	Assets in Excess of Other Liabilities	104,264	0.0
	Net Assets	$405,641,831	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2021.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$395,243,002	$–	$–	$395,243,002
Short-Term Investments	10,294,565	–	–	10,294,565
Total Investments, at fair value	$405,537,567	$–	$–	$405,537,567

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $294,205,718.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$122,093,999
Gross Unrealized Depreciation	(10,762,150)
Net Unrealized Appreciation	$111,331,849